SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net & Impairment of long-lived assets other than goodwill (Details)	Jun. 30, 2025
Minimum
Intangible assets, net (other than goodwill)
Useful life	5 years
Maximum
Intangible assets, net (other than goodwill)
Useful life	6 years
Patent
Intangible assets, net (other than goodwill)
Useful life	6 years
Software
Intangible assets, net (other than goodwill)
Useful life	5 years